Vanguard® Global Minimum Volatility Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Australia (3.9%)
	Wesfarmers Ltd.	1,020,253	46,000
	Sonic Healthcare Ltd.	588,649	17,392
	Coles Group Ltd.	1,142,216	14,700
	Woolworths Group Ltd.	484,196	13,851
	ASX Ltd.	128,810	7,297
	Commonwealth Bank of Australia	58,797	4,310
	CSL Ltd.	17,748	3,778
	Medibank Pvt Ltd.	606,705	1,480
	APA Group	126,081	885
	AGL Energy Ltd.	138,895	735
	BWP Trust	222,026	671
			111,099
Belgium (0.4%)
	Etablissements Franz Colruyt NV	137,878	7,839
	Sofina SA	4,201	1,970
	Elia Group SA	11,876	1,404
			11,213
Canada (5.7%)
	Royal Bank of Canada	468,106	47,343
[1]	Emera Inc.	426,915	19,912
	Franco-Nevada Corp.	120,346	19,249
	BCE Inc.	257,937	12,874
	TELUS Corp.	485,848	10,791
	Fortis Inc. (XTSE)	212,031	9,616
	Metro Inc.	159,857	8,290
	George Weston Ltd.	69,311	7,188
	Intact Financial Corp.	47,255	6,439
	Dollarama Inc.	121,740	5,733
	Loblaw Cos. Ltd.	77,277	5,228
[2]	Hydro One Ltd.	205,884	5,083
	TMX Group Ltd.	19,420	2,133
	Quebecor Inc. Class B	48,071	1,258
	Canadian National Railway Co.	11,092	1,205
	Rogers Communications Inc. Class B	15,823	807
	WSP Global Inc.	6,180	733
	Cogeco Communications Inc.	7,045	667
			164,549
Chile (0.1%)
	Enel Americas SA ADR	377,529	2,582
	Banco Santander Chile ADR	27,927	546
			3,128

		Shares	Market Value ($000)
China (2.6%)
	ZTO Express Cayman Inc. ADR	1,092,071	29,551
*	Alibaba Group Holding Ltd.	997,688	24,366
	NetEase Inc. ADR	143,201	14,637
*	JD.com Inc. ADR	90,623	6,423
*	Zai Lab Ltd. ADR	4,482	648
*	Tencent Music Entertainment Group ADR	39,470	417
*	Alibaba Group Holding Ltd. ADR	100	20
			76,062
Denmark (0.9%)
	Coloplast A/S Class B	111,474	20,385
	Tryg A/S	101,509	2,509
	Chr Hansen Holding A/S	18,965	1,705
	Novo Nordisk A/S Class B	16,969	1,571
			26,170
Finland (0.7%)
	Kone Oyj Class B	191,755	15,882
	Elisa Oyj	43,270	2,781
			18,663
Germany (0.4%)
	Knorr-Bremse AG	32,823	3,717
	Symrise AG Class A	22,629	3,337
*	QIAGEN NV	53,496	2,867
	Fielmann AG	33,003	2,478
			12,399
Hong Kong (1.8%)
	CLP Holdings Ltd.	2,058,850	21,230
	Power Assets Holdings Ltd.	2,281,500	14,750
	Hang Seng Bank Ltd.	464,100	8,888
	Chow Tai Fook Jewellery Group Ltd.	1,131,200	2,372
	Want Want China Holdings Ltd.	2,935,000	1,981
	Tingyi Cayman Islands Holding Corp.	638,000	1,150
*,2	ESR Cayman Ltd.	245,200	862
	CK Infrastructure Holdings Ltd.	99,500	601
			51,834
India (1.5%)
	Infosys Ltd. ADR	1,047,585	23,172
	Dr Reddy's Laboratories Ltd. ADR	245,179	15,336
	ICICI Bank Ltd. ADR	140,432	2,611
	Wipro Ltd. ADR	98,728	822
[2]	Reliance Industries Ltd. GDR	12,150	672
			42,613
Ireland (0.0%)
	Kerry Group plc Class A	4,640	687
Israel (0.1%)
*	Bank Leumi Le-Israel BM	184,931	1,413
*	Bank Hapoalim BM	144,678	1,151
			2,564
Italy (0.4%)
	Terna SPA	486,458	3,861
	DiaSorin SPA	17,085	3,467
	UnipolSai Assicurazioni SPA	656,555	1,823
	Hera SPA	270,095	1,148
			10,299

		Shares	Market Value ($000)
Japan (11.2%)
	Softbank Corp.	2,840,500	37,100
	FUJIFILM Holdings Corp.	468,900	33,650
	Chugai Pharmaceutical Co. Ltd.	621,600	22,906
	Japan Tobacco Inc.	1,076,900	21,043
	Yamada Denki Co. Ltd.	4,046,300	19,117
	SG Holdings Co. Ltd.	490,900	13,200
	Pan Pacific International Holdings Corp.	566,700	11,829
	Secom Co. Ltd.	131,500	9,953
	Shimano Inc.	38,800	9,932
	Sysmex Corp.	79,500	9,460
	ITOCHU Corp.	268,000	7,933
	Sawai Group Holdings Co. Ltd.	162,600	6,964
	Japan Post Bank Co. Ltd.	804,500	6,828
	Toyo Suisan Kaisha Ltd.	178,300	6,807
	Japan Exchange Group Inc.	269,900	6,139
	Chubu Electric Power Co. Inc.	481,200	5,775
	Kagome Co. Ltd.	221,000	5,675
	Odakyu Electric Railway Co. Ltd.	227,900	5,439
	KDDI Corp.	167,800	5,132
	Tokyo Gas Co. Ltd.	268,000	5,073
	Chugoku Electric Power Co. Inc.	530,500	4,795
*	Kintetsu Group Holdings Co. Ltd.	121,500	4,106
	ABC-Mart Inc.	72,300	3,986
	Keio Corp.	67,200	3,764
	Toho Co. Ltd. (XTKS)	85,400	3,718
	Square Enix Holdings Co. Ltd.	67,700	3,513
	Osaka Gas Co. Ltd.	183,900	3,436
	Capcom Co. Ltd.	109,800	3,019
	Toho Gas Co. Ltd.	62,100	3,019
	Oracle Corp. Japan	38,200	2,854
	Mitsubishi Materials Corp.	125,400	2,616
	Lion Corp.	142,700	2,470
	Nitori Holdings Co. Ltd.	12,900	2,452
	Asahi Intecc Co. Ltd.	83,600	2,265
	Ezaki Glico Co. Ltd.	55,400	2,070
*	PeptiDream Inc.	48,800	2,014
*	Skylark Holdings Co. Ltd.	144,800	1,950
*	Nagoya Railroad Co. Ltd.	114,200	1,923
	Hoshizaki Corp.	22,300	1,873
	Calbee Inc.	81,300	1,868
	MOS Food Services Inc.	60,500	1,733
	Obic Co. Ltd.	8,000	1,406
	KYORIN Holdings Inc.	68,600	1,112
	Idemitsu Kosan Co. Ltd.	45,400	1,069
	Koei Tecmo Holdings Co. Ltd.	21,320	1,002
	Seven Bank Ltd.	361,800	789
	Kewpie Corp.	32,500	731
	Ajinomoto Co. Inc.	28,100	716
	Shizuoka Bank Ltd.	97,400	703
	Nissin Foods Holdings Co. Ltd.	9,500	676
	Medipal Holdings Corp.	34,900	657
	Hamamatsu Photonics KK	11,400	634
	Lawson Inc.	12,400	623
*	Keihan Holdings Co. Ltd.	19,900	547
	K's Holdings Corp	45,700	540
	Kyushu Electric Power Co. Inc.	65,000	491

		Shares	Market Value ($000)
	Suzuken Co. Ltd.	15,700	453
			321,548
Netherlands (0.1%)
	Koninklijke Vopak NV	42,452	1,798
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	247,537	5,449
Norway (0.4%)
	Orkla ASA	1,235,937	11,225
Poland (0.1%)
*	Powszechny Zaklad Ubezpieczen SA	83,422	813
*	Bank Polska Kasa Opieki SA	31,403	767
			1,580
Russia (0.5%)
	Sberbank of Russia PJSC ADR	791,635	13,174
	Polyus PJSC (Registered) GDR	12,378	1,193
	Mobile TeleSystems PJSC ADR	87,906	755
			15,122
Singapore (0.6%)
	Oversea-Chinese Banking Corp. Ltd.	1,115,748	10,095
	Singapore Exchange Ltd.	866,300	7,580
			17,675
South Korea (3.0%)
	Korea Zinc Co. Ltd.	50,052	23,829
	KT&G Corp.	235,748	16,877
	Samsung Electronics Co. Ltd. Preference Shares	187,062	11,743
	NAVER Corp.	26,098	9,837
	SK Telecom Co. Ltd.	27,516	7,207
[2]	Netmarble Corp.	52,502	6,337
	Kakao Corp.	21,470	2,749
	Maeil Dairies Co. Ltd.	32,805	2,187
*	Studio Dragon Corp.	25,228	2,026
*	CJ Logistics Corp.	10,592	1,621
	LEENO Industrial Inc.	5,070	789
	SSANGYONG C&E Co. Ltd.	108,382	751
	NCSoft Corp.	717	514
			86,467
Spain (0.3%)
	Ferrovial SA	284,981	8,457
	Red Electrica Corp. SA	57,686	1,143
			9,600
Sweden (0.2%)
	ICA Gruppen AB	128,612	6,358
Switzerland (4.8%)
	Swisscom AG (Registered)	73,579	44,221
	Givaudan SA (Registered)	4,488	22,401
	Schindler Holding AG Ptg. Ctf.	48,805	15,800
	Kuehne + Nagel International AG (Registered)	37,115	12,520
	Roche Holding AG	31,270	12,080
	Roche Holding AG (Bearer)	17,135	7,355
	Geberit AG (Registered)	6,755	5,546
	EMS-Chemie Holding AG (Registered)	3,414	3,785
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	223	2,498
	SGS SA (Registered)	692	2,240
[2]	Galenica AG	29,325	2,226

		Shares	Market Value ($000)
	Allreal Holding AG (Registered)	9,242	1,911
	Baloise Holding AG (Registered)	9,935	1,566
	Stadler Rail AG	32,435	1,424
	Banque Cantonale Vaudoise (Registered)	13,949	1,245
*	SIG Combibloc Group AG	25,853	763
			137,581
Taiwan (1.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	386,100	45,035
*	Chunghwa Telecom Co. Ltd. ADR	142,247	5,897
	United Microelectronics Corp. ADR	73,276	772
			51,704
United Kingdom (2.9%)
	Halma plc	422,747	16,969
	Admiral Group plc	286,496	13,534
	GlaxoSmithKline plc	580,821	11,468
	National Grid plc	820,503	10,491
	Rightmove plc	910,871	8,885
	Tate & Lyle plc	654,520	6,715
	B&M European Value Retail SA	565,321	4,343
	Polymetal International plc	168,173	3,654
	Smith & Nephew plc	98,495	2,010
	Sage Group plc	177,944	1,735
	Smiths Group plc	66,932	1,446
	Croda International plc	12,032	1,408
	Spirax-Sarco Engineering plc	5,816	1,212
	Severn Trent plc	22,299	867
			84,737
United States (54.8%)
	Microsoft Corp.	204,213	58,182
	Oracle Corp.	603,161	52,559
[3]	Johnson & Johnson	280,733	48,342
[3]	Gilead Sciences Inc.	707,583	48,321
	Amgen Inc.	198,278	47,892
	Amdocs Ltd.	617,642	47,626
	Verizon Communications Inc.	845,578	47,166
[3]	Walmart Inc.	328,575	46,838
[3]	Merck & Co. Inc.	605,832	46,570
	Republic Services Inc. Class A	386,502	45,746
*	Tyler Technologies Inc.	91,107	44,883
[3]	Cisco Systems Inc.	805,222	44,585
	AptarGroup Inc.	337,973	43,571
	Chemed Corp.	89,898	42,793
	Dollar General Corp.	170,404	39,643
	CH Robinson Worldwide Inc.	426,039	37,990
	Brown & Brown Inc.	606,213	32,978
	Yum China Holdings Inc.	487,544	30,320
	Electronic Arts Inc.	206,223	29,688
[4]	Equity Commonwealth	1,117,988	29,392
	Church & Dwight Co. Inc.	324,201	28,069
*	Black Knight Inc.	336,990	27,906
[3]	Colgate-Palmolive Co.	323,429	25,713
	Waste Management Inc.	169,034	25,061
	Activision Blizzard Inc.	296,341	24,780
	Broadridge Financial Solutions Inc.	141,044	24,470
	Intercontinental Exchange Inc.	187,138	22,425
[3]	Citrix Systems Inc.	211,063	21,265
*	Vertex Pharmaceuticals Inc.	104,477	21,060

		Shares	Market Value ($000)
	Hawaiian Electric Industries Inc.	476,990	20,673
[3]	Clorox Co.	112,867	20,416
	Maximus Inc.	223,508	19,892
[3]	Hormel Foods Corp.	411,921	19,105
	Becton Dickinson and Co.	72,799	18,618
	White Mountains Insurance Group Ltd.	14,568	16,485
	IDACORP Inc.	150,541	15,875
	Washington Federal Inc.	467,356	15,082
	Service Corp. International	239,307	14,954
[3]	Comcast Corp. Class A	229,992	13,530
	Expeditors International of Washington Inc.	102,433	13,137
	Kaiser Aluminum Corp.	102,954	12,527
	Genpact Ltd.	233,837	11,647
	Sonoco Products Co.	172,413	10,998
	Royal Gold Inc.	89,595	10,888
*	Amazon.com Inc.	3,083	10,259
	Flowers Foods Inc.	435,356	10,257
	Houlihan Lokey Inc. Class A	114,011	10,158
	Baxter International Inc.	129,897	10,048
	Silgan Holdings Inc.	245,315	9,940
*	Alphabet Inc. Class C	3,645	9,858
	Arthur J Gallagher & Co.	69,130	9,630
	Graco Inc.	122,432	9,559
	Rollins Inc.	193,485	7,416
	United Parcel Service Inc. Class B	38,633	7,393
	Consolidated Edison Inc.	99,603	7,348
	America Movil SAB de CV Class L ADR	434,886	7,241
*	United Therapeutics Corp.	37,767	6,871
	Commerce Bancshares Inc.	94,644	6,694
	Landstar System Inc.	39,853	6,257
	Premier Inc. Class A	170,794	6,087
	Murphy USA Inc.	40,333	5,950
[3]	Jack Henry & Associates Inc.	33,464	5,826
[1]	Telkom Indonesia Persero Tbk PT ADR	235,851	5,271
	American States Water Co.	58,523	5,169
	UnitedHealth Group Inc.	12,107	4,991
	Capitol Federal Financial Inc.	425,158	4,715
	WEC Energy Group Inc.	48,179	4,536
*	Vir Biotechnology Inc.	125,354	4,469
	Lancaster Colony Corp.	22,161	4,385
	Toro Co.	38,294	4,356
*	Check Point Software Technologies Ltd.	32,569	4,139
	California Water Service Group	59,766	3,746
	NewMarket Corp.	11,249	3,554
	NorthWestern Corp.	56,552	3,506
	Motorola Solutions Inc.	14,726	3,297
	Dolby Laboratories Inc. Class A	33,935	3,295
	TFS Financial Corp.	168,697	3,286
	Hanover Insurance Group Inc.	21,520	2,925
	Progressive Corp.	30,603	2,912
	Ameren Corp.	33,145	2,782
[3]	Procter & Gamble Co.	18,238	2,594
	Reliance Steel & Aluminum Co.	16,329	2,566
	3M Co.	12,745	2,523
	ALLETE Inc.	35,542	2,499
	PS Business Parks Inc.	16,033	2,464
*	Regeneron Pharmaceuticals Inc.	4,050	2,327
	WD-40 Co.	9,565	2,324

		Shares	Market Value ($000)
	Bank of Hawaii Corp.	22,824	1,911
	Target Corp.	7,289	1,903
	RenaissanceRe Holdings Ltd.	11,605	1,772
*	Organon & Co.	60,581	1,757
	National Presto Industries Inc.	15,000	1,447
	Morningstar Inc.	5,049	1,276
	Marsh & McLennan Cos. Inc.	7,371	1,085
	Balchem Corp.	7,715	1,041
	Fomento Economico Mexicano SAB de CV ADR	8,557	748
	InterDigital Inc.	11,218	739
	CMS Energy Corp.	11,892	735
	Avista Corp.	17,090	732
*	Corcept Therapeutics Inc.	35,159	730
	BWX Technologies Inc.	12,668	728
	Rayonier Inc.	17,788	671
	Graham Holdings Co. Class B	994	661
*	Liberty Broadband Corp. Class C	3,699	657
	John Wiley & Sons Inc. Class A	10,495	617
*	Qualys Inc.	6,018	611
	First Financial Bankshares Inc.	12,216	597
	Vector Group Ltd.	42,615	569
	Northwest Bancshares Inc.	38,233	509
			1,576,580
Total Common Stocks (Cost $2,279,119)			2,858,704
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[5,6]	Vanguard Market Liquidity Fund, 0.064% (Cost $49,720)	497,205	49,721
Total Investments (101.1%) (Cost $2,328,839)			2,908,425
Other Assets and Liabilities—Net (-1.1%)			(30,869)
Net Assets (100%)			2,877,556
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,708,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $15,180,000, representing 0.5% of net assets.
3	Securities with a value of $9,794,000 have been segregated as collateral for open forward currency contracts.
4	Securities with a value of $1,346,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $25,424,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	38	8,340	106
Euro Stoxx 50 Index	September 2021	6	291	(1)
FTSE 100 Index	September 2021	12	1,162	(16)
S&P ASX 200 Index	September 2021	6	803	1
Topix Index	September 2021	9	1,563	(47)
				43

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	8/16/21	USD	107,910	AUD	143,637	2,493	—
Goldman Sachs International	8/16/21	USD	1,923	AUD	2,559	45	—
Toronto-Dominion Bank	8/16/21	USD	161,362	CAD	200,872	359	—
Toronto-Dominion Bank	8/16/21	USD	132,250	CHF	122,108	—	(2,606)
Goldman Sachs International	8/16/21	USD	3,184	CLP	2,387,073	40	—
State Street Bank & Trust Co.	8/16/21	USD	556	CNY	3,606	—	(2)
Toronto-Dominion Bank	8/16/21	USD	23,092	DKK	145,183	—	(66)
BNP Paribas	8/16/21	USD	1,529	DKK	9,616	—	(5)
Toronto-Dominion Bank	8/16/21	USD	60,431	EUR	51,113	—	(221)
State Street Bank & Trust Co.	8/16/21	USD	831	EUR	702	—	(3)
Citibank, N.A.	8/16/21	USD	83,683	GBP	60,547	—	(481)
Toronto-Dominion Bank	8/16/21	USD	106,059	HKD	823,755	54	—
Barclays Bank plc	8/16/21	USD	4,886	IDR	71,223,785	—	(33)
Toronto-Dominion Bank	8/16/21	USD	2,614	ILS	8,536	—	(27)
BNP Paribas	8/13/21	USD	40,982	INR	3,073,552	—	(268)
Citibank, N.A.	8/13/21	USD	2,969	INR	222,696	—	(20)
BNP Paribas	8/16/21	USD	322,994	JPY	35,704,854	—	(2,506)
Royal Bank of Canada	8/16/21	USD	1,641	JPY	181,540	—	(14)
Citibank, N.A.	8/13/21	USD	78,599	KRW	89,505,922	804	—
BNP Paribas	8/13/21	USD	7,054	KRW	8,123,767	—	(7)
BNP Paribas	8/13/21	USD	1,181	KRW	1,345,299	12	—
BNP Paribas	8/16/21	USD	7,168	MXN	143,898	—	(45)
Citibank, N.A.	8/16/21	USD	12,704	NOK	110,403	207	—
BNP Paribas	8/16/21	USD	5,332	NZD	7,572	57	—
State Street Bank & Trust Co.	8/16/21	USD	1,587	PLN	6,074	10	—
Goldman Sachs International	8/16/21	USD	14,874	RUB	1,112,193	—	(290)
State Street Bank & Trust Co.	8/16/21	USD	6,109	SEK	52,621	—	(5)
BNP Paribas	8/16/21	USD	17,005	SGD	22,913	95	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	8/16/21	USD	50,795	TWD	1,420,678	—	(7)
Goldman Sachs International	8/16/21	USD	1,901	TWD	53,149	—	—
						4,176	(6,606)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican pesos.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $64,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,744,257	—	—	1,744,257
Common Stocks—Other	146,096	968,351	—	1,114,447
Temporary Cash Investments	49,721	—	—	49,721
Total	1,940,074	968,351	—	2,908,425
Derivative Financial Instruments
Assets
Futures Contracts[1]	107	—	—	107
Forward Currency Contracts	—	4,176	—	4,176
Total	107	4,176	—	4,283
Liabilities
Futures Contracts[1]	64	—	—	64
Forward Currency Contracts	—	6,606	—	6,606
Total	64	6,606	—	6,670
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.